Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 130,873	¥ 129,959
Available-for-sale debt securities		2,601,080	2,665,478
Derivative assets, gross amounts recognized		63,075	72,986
Netting		(29,924)	(47,496)
Net derivative assets		¥ 33,151	¥ 25,490
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Other assets		¥ 2,859	¥ 2,786
Derivative liabilities, gross amounts recognized		85,690	95,686
Netting		(29,924)	(47,496)
Net derivative Liabilities		55,766	48,190
Policy liabilities and Policy Account Balances		151,331	167,207
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	130,873	129,959
Available-for-sale debt securities		2,601,080	2,665,478
Equity securities	[2],[3]	399,999	415,607
Derivative assets, gross amounts recognized		63,075	72,986
Netting	[4]	(29,924)	(47,496)
Net derivative assets		33,151	25,490
Other assets		2,859	2,786
Total financial assets		3,197,886	3,286,816
Derivative liabilities, gross amounts recognized		85,690	95,686
Netting	[4]	(29,924)	(47,496)
Net derivative Liabilities		55,766	48,190
Policy liabilities and Policy Account Balances		151,331	167,207
Accounts Payable		14,174	14,136
Contingent Consideration		14,174	14,136
Total financial liabilities		251,195	277,029
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		14,184	18,995
Derivative liabilities, gross amounts recognized		3,496	3,728
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,601	15,349
Derivative liabilities, gross amounts recognized		14,351	14,394
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		33,080	38,172
Derivative liabilities, gross amounts recognized		66,432	70,997
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,210	470
Derivative liabilities, gross amounts recognized		1,407	6,563
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4	4
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		2,859	2,786
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	2,859	2,786
Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		151,331	167,207
Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	151,331	167,207
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		1,086,796	1,034,914
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	1,086,796	1,034,914
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		411,845	401,465
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		411,845	401,465
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		799,148	844,579
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	799,148	844,579
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		86,466	87,740
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		216,825	296,780
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		216,825	296,780
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		12,328	11,491
Net derivative assets		0	0
Net derivative Liabilities		0	0
Contingent Consideration		0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Available-for-sale debt securities		12,328	11,491
Equity securities	[2],[3]	105,116	108,964
Derivative assets, gross amounts recognized		78	52
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		117,522	120,507
Derivative liabilities, gross amounts recognized		892	607
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Accounts Payable		0	0
Contingent Consideration		0	0
Total financial liabilities		892	607
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		78	52
Derivative liabilities, gross amounts recognized		892	607
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 1 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	7,862	4,303
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	4,466	7,188
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		2,352,451	2,334,690
Net derivative assets		0	0
Net derivative Liabilities		0	0
Contingent Consideration		0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	47,823	33,393
Available-for-sale debt securities		2,352,451	2,334,690
Equity securities	[2],[3]	129,231	143,786
Derivative assets, gross amounts recognized		53,432	66,433
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,582,937	2,578,302
Derivative liabilities, gross amounts recognized		83,900	90,862
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Accounts Payable		0	0
Contingent Consideration		0	0
Total financial liabilities		83,900	90,862
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		14,184	18,995
Derivative liabilities, gross amounts recognized		3,496	3,728
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		4,036	8,848
Derivative liabilities, gross amounts recognized		13,453	10,177
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		33,002	38,120
Derivative liabilities, gross amounts recognized		65,540	70,390
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		2,210	470
Derivative liabilities, gross amounts recognized		1,407	6,563
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		4	4
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	0	0
Level 2 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	1,078,934	1,030,611
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		401,469	390,543
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	789,305	831,805
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		79,704	80,575
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		3,039	1,156
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		236,301	319,297
Net derivative assets		0	0
Net derivative Liabilities		0	0
Contingent Consideration		14,174	14,136
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	83,050	96,566
Available-for-sale debt securities		236,301	319,297
Equity securities	[2],[3]	165,652	162,857
Derivative assets, gross amounts recognized		9,565	6,501
Netting	[4]	0	0
Net derivative assets		0	0
Other assets		2,859	2,786
Total financial assets		497,427	588,007
Derivative liabilities, gross amounts recognized		898	4,217
Netting	[4]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		151,331	167,207
Accounts Payable		14,174	14,136
Contingent Consideration		14,174	14,136
Total financial liabilities		166,403	185,560
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,565	6,501
Derivative liabilities, gross amounts recognized		898	4,217
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[5]	2,859	2,786
Level 3 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[6]	151,331	167,207
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[7]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		10,376	10,922
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	5,377	5,586
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		6,762	7,165
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 213,786	¥ 295,624

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥353 million and ¥451 million from the change in the fair value of the loans for the six months ended September 30, 2023 and 2024, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2024, were ¥130,663 million and ¥130,873 million, respectively, and the amount of the aggregate fair value was more than the amount of aggregate unpaid principal balance by ¥210 million. There were no loans that are 90 days or more past due or, in non-accrual status as of March 31, 2024. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2024, were ¥13,151 million and ¥12,903 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥248 million.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥819 million and ¥1,799 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥85,280 million and ¥95,317 million as of March 31, 2024 and September 30, 2024, respectively.
[4]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,859 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥151,331 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[7]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥7 million and gains of ¥41 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥1,000 million and ¥6,795 million as of March 31, 2024 and September 30, 2024, respectively.
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥48 million and gains of ¥415 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,751 million and ¥9,996 million as of March 31, 2024 and September 30, 2024, respectively.